Schedule of investments
Optimum International Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 96.99%Δ
Australia − 3.86%
BlueScope Steel	51,139	$689,160
Boral	140,375	535,699
Data#3	13,874	60,006
Fortescue Metals Group	305,092	5,510,986
Mineral Resources	32,509	938,602
Netwealth Group	15,080	185,317
Rio Tinto	40,011	3,511,255
Rio Tinto (London Stock Exchange)	12,480	933,532
Rio Tinto ADR *	126,050	9,481,481
South32	1,451,813	2,764,610
Vita Group	36,979	30,647
		24,641,295
Austria − 1.76%
ANDRITZ	2,829	129,685
Erste Group Bank †	179,317	5,462,487
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,215	30,874
voestalpine	156,558	5,587,659
Zumtobel Group †	4,993	37,208
		11,247,913
Belgium − 0.21%
bpost †	12,776	132,510
UCB	11,595	1,196,662
		1,329,172
Brazil − 3.82%
Ambev	2,155,400	6,494,169
Banco Bradesco ADR	1,385,793	7,289,271
Cyrela Brazil Realty SA Empreendimentos e Participacoes	243,800	1,383,702
Duratex	48,600	179,085
Petroleo Brasileiro ADR	522,696	5,869,876
Porto Seguro	23,300	219,803
Sul America	146,108	1,247,527
Telefonica Brasil	56,100	502,224
Transmissora Alianca de Energia Eletrica	176,500	1,132,560
Wiz Solucoes e Corretagem de Seguros	22,600	34,982
		24,353,199
Canada − 2.54%
AirBoss of America	2,108	26,100
Cascades	13,350	152,599
CCL Industries Class B	29,100	1,321,148
Cervus Equipment	2,551	25,572
	Number of shares	Value (US $)
Common StockΔ (continued)
Canada (continued)
Hardwoods Distribution	3,400	$67,631
Intertape Polymer Group	4,366	82,799
Linamar	1,800	95,338
Magna International	102,228	7,236,833
Protech Home Medical †	31,700	40,095
Quebecor Class B	1,626	41,848
Real Matters †	8,100	122,241
Restaurant Brands International	109,834	6,711,956
Sun Life Financial	2,100	93,377
West Fraser Timber	3,300	212,015
		16,229,552
Chile − 0.73%
Sociedad Quimica y Minera de Chile ADR	94,627	4,645,239
		4,645,239
China/Hong Kong − 9.66%
360 DigiTech ADR †	12,862	151,643
Alibaba Group Holding ADR †	3,470	807,573
Angang Steel Class H	180,000	73,370
Anhui Conch Cement Class H	632,500	3,961,054
Asia Cement China Holdings	393,862	359,190
Baidu ADR †	53,028	11,466,775
Beijing Yanjing Brewery Class A	772,644	1,006,594
Build King Holdings	162,736	20,992
BYD Class H *	262,000	6,867,300
China Construction Bank Class H	1,340,000	1,018,078
China Life Insurance Class H	1,815,000	4,003,444
China Mobile	56,000	319,280
China National Chemical Engineering Class A	1,018,802	914,457
China Oilfield Services Class H	6,882,000	5,823,439
China South Publishing & Media Group Class A	506,000	737,359
CITIC	197,703	140,006
Country Garden Services Holdings	44,000	297,686
Fangda Special Steel Technology Class A †	332,500	352,847
Hi Sun Technology China †	303,000	39,475

NQ-OPTIE [12/20] 2/21 (1511683)    1

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Industrial & Commercial Bank of China Class H	4,029,705	$2,614,582
Jiangsu Yuyue Medical Equipment & Supply Class A	43,287	186,722
Leju Holdings ADR †	10,086	23,097
Lenovo Group	2,774,000	2,619,260
PAX Global Technology	113,000	100,283
SAIC Motor Corp Class A	280,700	1,049,009
SGIS Songshan Class A	810,800	529,392
Shandong Publishing & Media Class A	146,400	126,481
Shanghai Fosun Pharmaceutical Group Class H *	1,144,000	5,467,330
Sinopec Engineering Group Class H	34,001	14,649
Sinopharm Group Class H	1,129,600	2,748,067
Sinotruk Hong Kong	494,910	1,264,016
Tencent Holdings	12,200	887,565
TravelSky Technology Class H	1,792,000	4,322,556
Xinyu Iron & Steel Class A	1,486,800	1,043,520
Zhejiang Semir Garment Class A	166,078	254,458
		61,611,549
Colombia − 1.75%
Bancolombia ADR	153,930	6,184,907
Ecopetrol	7,491,264	4,972,243
		11,157,150
Denmark − 1.60%
AP Moller - Maersk Class B	1,213	2,699,231
H. Lundbeck	48,234	1,651,245
Novo Nordisk Class B	70,998	4,952,762
Pandora A/S	7,958	890,642
		10,193,880
Finland − 0.48%
Kone Class B	32,501	2,648,186
Orion Class A	3,147	143,786
Orion Class B	5,885	270,327
Suominen	4,922	30,791
		3,093,090
France − 3.48%
Capgemini	42,114	6,523,678
Ipsen	7,085	587,701
IPSOS	23,199	782,213
Peugeot †	98,226	2,684,351
	Number of shares	Value (US $)
Common StockΔ (continued)
France (continued)
Safran †	49,946	$7,074,867
Sartorius Stedim Biotech	526	187,122
Sodexo	48,485	4,100,018
Trigano	853	150,891
Virbac †	331	96,239
		22,187,080
Germany − 5.67%
Bayer	14,873	876,186
Continental	52,703	7,844,066
Covestro	84,364	5,197,957
Daimler	26,198	1,856,896
HelloFresh †	22,674	1,753,883
Hornbach Baumarkt	1,211	52,963
Hornbach Holding AG & Co.	653	62,782
Merck	44,049	7,555,040
MTU Aero Engines	21,840	5,693,016
Vonovia	71,787	5,242,898
zooplus †	233	48,790
		36,184,477
Hungary − 0.33%
OTP Bank †	44,217	1,992,620
Richter Gedeon	4,364	109,517
		2,102,137
India − 3.33%
Bharat Electronics	190,163	312,178
Ganesha Ecosphere	3,262	17,869
Grasim Industries	32,316	410,366
HCL Technologies	65,486	847,977
HDFC Bank ADR †	90,500	6,539,530
ICICI Bank ADR †	473,247	7,032,451
Infosys	50,356	865,461
ION Exchange India	2,721	33,761
Karnataka Bank †	100,431	79,377
Tata Consultancy Services	77,353	3,030,654
Tech Mahindra	151,434	2,016,978
Time Technoplast	47,003	31,714
Wipro	5,923	31,310
		21,249,626
Ireland − 1.77%
ICON †	57,801	11,270,039
		11,270,039
Israel − 1.79%
Albaad Massuot Yitzhak	2,063	44,939
Bank Leumi Le-Israel	245,391	1,443,274
Check Point Software Technologies †	64,917	8,628,119

2    NQ-OPTIE [12/20] 2/21 (1511683)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Israel (continued)
Fiverr International †	6,239	$1,217,229
Isracard	7	24
Plus500	4,047	80,247
		11,413,832
Italy − 2.33%
Banca Mediolanum †	33,210	288,508
De' Longhi	4,661	146,793
DiaSorin	5,222	1,090,305
Esprinet †	46,361	612,652
Leonardo *	701,257	5,068,808
Mediaset †	14,808	37,794
Prysmian	213,930	7,614,334
		14,859,194
Japan − 7.15%
A&A Material	1,800	17,638
Akatsuki	900	36,135
Capcom	6,200	402,087
Denso	141,500	8,422,191
Doshisha	6,100	115,203
Fujitsu	32,200	4,654,042
Funai Electric †	7,300	28,977
GungHo Online Entertainment †	3,700	82,840
Hakuhodo DY Holdings	10,600	145,653
Hitachi	184,500	7,282,088
Honda Motor	31,700	894,457
Japan Post Holdings	56,200	437,750
KDDI	140,300	4,159,932
Mixi	73,700	1,829,530
Nintendo	8,000	5,135,531
Nippon Telegraph & Telephone	181,700	4,662,241
Persol Holdings	11,500	207,767
Rheon Automatic Machinery	2,800	34,258
Secom	51,200	4,723,288
T-Gaia	30,550	573,571
Tokyo Electric Power Co. Holdings †	402,100	1,062,105
Toyota Motor	4,000	308,680
ZOZO	16,500	406,466
		45,622,430
Luxembourg − 1.05%
Eurofins Scientific *, †	79,600	6,673,810
		6,673,810
Malaysia − 0.09%
AMMB Holdings	348,100	315,864
Lii Hen Industries	26,800	26,517
	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia (continued)
Magni-Tech Industries	48,000	$27,804
Public Bank Bhd	43,600	223,284
		593,469
Malta − 0.13%
Kindred Group SDR †	86,361	844,986
		844,986
Mexico − 1.06%
Alpek	329,744	285,509
Cemex ADR †	33,810	174,798
Credito Real †	75,575	46,068
Grupo Financiero Banorte Class O †	1,030,636	5,678,999
Grupo Financiero Inbursa Class O †	285,394	287,122
Orbia Advance	24,799	58,310
Ternium ADR †	7,359	214,000
		6,744,806
Netherlands − 5.24%
ASML Holding (New York Shares)	11,424	5,548,259
Brunel International †	4,916	43,841
EXOR	11,756	954,906
Heineken	47,694	5,314,968
Koninklijke Ahold Delhaize	174,969	4,939,783
Koninklijke Philips †	83,020	4,440,228
NN Group	20,472	888,592
Randstad †	7,003	455,480
Royal Dutch Shell Class A	470,118	8,393,107
Wolters Kluwer	29,201	2,463,605
		33,442,769
New Zealand − 0.43%
Fisher & Paykel Healthcare	98,967	2,347,687
Fisher & Paykel Healthcare (Australian Securities Exchange)	15,629	372,922
Skellerup Holdings	13,497	35,445
		2,756,054
Norway − 3.41%
DNB †	407,474	7,984,701
Equinor ADR	482,629	7,924,768
Norsk Hydro ASA	1,254,580	5,838,914
		21,748,383
Peru − 0.06%
Hudbay Minerals	50,600	354,188
		354,188

NQ-OPTIE [12/20] 2/21 (1511683)    3

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Philippines − 0.02%
First Philippine Holdings	18,950	$30,384
Ginebra San Miguel	33,690	34,658
LT Group	174,300	47,501
		112,543
Poland − 0.42%
Asseco Poland	20,652	376,695
Budimex	525	43,215
Jastrzebska Spolka Weglowa †	31,348	218,941
LiveChat Software	2,654	74,596
mBank †	6,921	333,878
Neuca	226	39,384
Powszechna Kasa Oszczednosci Bank Polski †	184,995	1,428,050
TEN Square Games	1,232	183,361
		2,698,120
Republic of Korea − 5.16%
BNK Financial Group	30,687	160,758
Daelim Industrial =	7,751	583,662
Hana Financial Group	3,806	121,226
Handsome	3,352	93,469
Hanwha Aerospace †	2,216	58,237
Hanwha Systems †	3,184	50,797
JB Financial Group	37,570	195,263
Kia Motors	69,333	3,994,744
KIWOOM Securities	1,136	132,707
KT ADR †	213,894	2,354,973
LG Electronics	44,738	5,570,851
LG Uplus	43,138	467,113
LOTTE Himart	1,410	40,513
NH Investment & Securities	60,594	631,453
Samsung Electronics	233,973	17,472,055
Samsung Securities	25,793	962,320
		32,890,141
Russia − 0.02%
Evraz	20,349	131,233
		131,233
Singapore − 1.04%
DBS Group Holdings	316,300	5,992,851
IGG	192,000	201,103
Jardine Cycle & Carriage	30,051	444,535
		6,638,489
South Africa − 0.30%
AECI	18,805	111,333
Anglo American	32,610	1,081,186
JSE	30,077	230,259
	Number of shares	Value (US $)
Common StockΔ (continued)
South Africa (continued)
Ninety One †	16,741	$50,126
Pick n Pay Stores	52,110	178,227
Telkom	21,065	44,022
Tiger Brands	14,346	203,236
		1,898,389
Spain − 1.55%
Amadeus IT Group	132,367	9,631,218
Cia de Distribucion Integral Logista Holdings	6,671	129,253
Pharma Mar	1,570	136,177
		9,896,648
Sweden − 3.29%
Betsson †	47,340	422,510
Bilia Class A †	4,415	54,045
Electrolux Class B	104,452	2,430,277
Epiroc Class A	30,577	555,729
Getinge Class B	50,752	1,184,970
Husqvarna Class B	219,559	2,849,424
Kinnevik Class B †	32,125	1,613,852
Paradox Interactive	1,056	32,810
Ratos Class B	3,051	14,222
Swedish Match	37,416	2,911,742
Telefonaktiebolaget LM Ericsson Class B	9,109	108,356
Telefonaktiebolaget LM Ericsson ADR	421,267	5,034,141
Volvo Class B †	160,455	3,798,468
		21,010,546
Switzerland − 5.35%
Credit Suisse Group †	191,085	2,467,075
Credit Suisse Group ADR	354,038	4,531,686
Logitech International	5,805	563,637
Novartis	67,012	6,309,713
Novartis ADR *	64,291	6,070,999
Roche Holding	35,557	12,384,452
Sonova Holding †	510	132,648
UBS Group	63,776	897,956
Zehnder Group	11,237	745,666
		34,103,832
Taiwan − 5.22%
Acer	308,000	259,243
ASE Technology Holding	2,137,671	6,185,232
Asustek Computer	115,000	1,025,251
C Sun Manufacturing	113,000	146,991
Chia Chang	101,000	136,414
Elan Microelectronics	47,500	225,683
Everlight Electronics	45,000	67,585
Fubon Financial Holding	193,000	321,117

4    NQ-OPTIE [12/20] 2/21 (1511683)

(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan (continued)
Gigabyte Technology	208,000	$575,927
Hon Hai Precision Industry	1,474,000	4,826,251
Lite-On Technology	594,000	1,052,787
Novatek Microelectronics	65,000	853,619
Pegatron	315,000	754,484
Pou Chen	600,000	670,510
Quanta Computer	163,000	469,311
Radiant Opto-Electronics	405,000	1,643,177
Realtek Semiconductor	98,000	1,361,983
Simplo Technology	27,000	336,323
Sitronix Technology	5,000	28,917
Synnex Technology International	370,000	618,905
Taiwan Semiconductor Manufacturing	470,000	8,865,400
United Microelectronics	105,000	176,196
Wistron	2,196,000	2,422,806
Yuanta Financial Holding	366,080	267,740
		33,291,852
Thailand − 0.21%
Krung Thai Bank NVDR	1,077,430	398,870
Thai Union Group NVDR	829,100	376,651
Tisco Financial Group NVDR	156,400	461,321
Workpoint Entertainment NVDR	142,600	74,746
		1,311,588
Turkey − 0.47%
Akbank T.A.S. †	94,566	88,167
Arcelik †	361,106	1,476,876
Dogus Otomotiv Servis ve Ticaret †	68,061	263,161
Haci Omer Sabanci Holding	178,561	275,300
Koza Altin Isletmeleri †	2,453	31,912
Tofas Turk Otomobil Fabrikasi	41,520	189,474
Turkcell Iletisim Hizmetleri	146,487	317,293
Vestel Elektronik Sanayi ve Ticaret †	126,171	357,482
		2,999,665
Ukraine − 0.47%
Ferrexpo	781,368	3,019,640
		3,019,640
United Kingdom − 6.15%
AO World †	10,994	61,791
BAE Systems	702,530	4,695,949
Barclays †	4,169,377	8,363,141
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Bloomsbury Publishing	7,978	$32,075
Diageo	163,976	6,453,546
Dignity †	11,611	100,826
Entain †	458,234	7,102,908
Indivior †	339,509	505,135
Just Group †	116,103	110,981
Kingfisher †	208,567	771,222
Legal & General Group	21,978	80,006
M&G	262,847	711,518
Mission Group †	18,617	15,275
Ninety One †	13,874	43,485
RELX	182,284	4,460,426
Unilever	95,684	5,746,839
		39,255,123
United States − 3.57%
Atlassian Class A †	14,463	3,382,462
Carnival *	349,923	7,579,332
Core Laboratories	184,808	4,899,260
Everest Re Group	21,502	5,033,403
Ferguson	3,258	395,810
Jasper Infotech =, †, π	1,420	299,510
Jasper Infotech Series G =, †, π	470	99,134
JBS	228,000	1,038,559
Viemed Healthcare †	2,500	19,542
		22,747,012
Zambia − 0.02%
First Quantum Minerals	6,900	123,863
		123,863
Total Common Stock (cost $498,384,903)		618,678,003

Preferred Stock – 0.07%Δ
Brazil − 0.03%
Taurus Armas †	57,800	172,481
		172,481
Germany − 0.04%
Jungheinrich 1.30%	2,390	106,816
Sartorius 0.10%	294	123,827
Schaeffler 6.76%	6,129	51,177
		281,820
Total Preferred Stock (cost $344,417)		454,301

NQ-OPTIE [12/20] 2/21 (1511683)    5

Schedule of investments
Optimum International Fund (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments – 3.20%
Money Market Mutual Funds – 3.20%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	5,098,955	$5,098,955
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,098,953	5,098,953
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	5,098,953	5,098,953
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	5,098,953	5,098,953
Total Short-Term Investments (cost $20,395,814)		20,395,814
Total Value of Securities Before Securities Lending Collateral−100.26% (cost $519,125,134)		639,528,118
Principal amount°
Securities Lending Collateral – 1.88%
Repurchase Agreements − 1.88%
Bank of Montreal 0.04%, dated 12/31/20, to be repurchased on 1/4/21, repurchase price $2,791,375 (collateralized by US government obligations 0.00%−7.875% 1/7/21−6/30/25; market value $2,847,192)	2,791,363	2,791,363
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
Bank of Nova Scotia 0.05%, dated 12/31/20, to be repurchased on 1/4/21, repurchase price $2,791,379 (collateralized by US government obligations 0.00%−8.00% 1/31/21−11/15/25; market value $2,847,206)	2,791,363	$2,791,363
BofA Securities 0.06%, dated 12/31/20, to be repurchased on 1/4/21, repurchase price $2,791,382 (collateralized by US government obligations 1.50% 11/30/24; market value $2,847,194)	2,791,363	2,791,363
Credit Agricole 0.06%, dated 12/31/20, to be repurchased on 1/4/21, repurchase price $2,791,382 (collateralized by US government obligations 2.00%−2.75% 12/31/21−8/31/25; market value $2,847,194)	2,791,363	2,791,363

6    NQ-OPTIE [12/20] 2/21 (1511683)

(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
JP Morgan Securities 0.06%, dated 12/31/20, to be repurchased on 1/4/21, repurchase price $827,493 (collateralized by US government obligations 8.00%−8.125% 5/15/21−11/15/21; market value $844,038)	827,487	$827,487
Total Securities Lending Collateral (cost $11,992,939)		11,992,939
Total Value of Securities−102.14% (cost $531,118,073)		651,521,057■
Obligation to Return Securities Lending Collateral — (1.88%)	(11,991,606)
Liabilities Net of Receivables and Other Assets — (0.26%)	(1,656,215)
Net Assets Applicable to 43,563,387 Shares Outstanding — 100.00%	$637,873,236
Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2020, the aggregate value of restricted securities was $398,644, which represented 0.062% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
■	Includes $30,126,217 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $19,345,916.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Jasper Infotech	5/7/14	$999,482	$299,510
Jasper Infotech Series G	10/29/14	396,443	99,134
Total		$1,395,925	$398,644

The following foreign currency exchange contracts were outstanding at December 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(54,625)	USD	41,966	1/4/21	$—	$(149)
BNYM	CAD	(4,452)	USD	3,488	1/4/21	—	(9)
BNYM	HKD	(158,442)	USD	20,437	1/5/21	—	(1)
SSB	JPY	(39,227,191)	USD	379,937	1/4/21	11	—
Total Foreign Currency Exchange Contracts						$11	$(159)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
NQ-OPTIE [12/20] 2/21 (1511683)    7

Schedule of investments
Optimum International Fund (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GS – Goldman Sachs
NVDR – Non-Voting Depositary Receipt
SDR – Special Drawing Right
SSB – State Street Bank
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar

8    NQ-OPTIE [12/20] 2/21 (1511683)